Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions
6.
PARTY-IN-INTEREST TRANSACTIONS

Transactions in shares of Oracle common stock qualify as party-in-interest transactions under the provisions of ERISA. During the year ended December 31, 2025, the Plan made purchases of approximately $63,002,000 and sales of approximately $149,668,000 of Oracle common stock. In addition, the Plan made in-kind transfers of Oracle common stock to participants, related to certain qualifying distributions, of approximately $94,847,000 during the year ended December 31, 2025.

Certain members of Oracle Corporation management perform administrative and fiduciary duties for the Plan that qualify them as parties-in-interest and/or related parties of the Plan. Transactions between such members of Oracle Corporation management and the Plan were routine in nature and conducted pursuant to the Plan’s provisions as of and during the year ended December 31, 2025.

As described in Note 1 above, Fidelity Management Trust Company is a directed trustee of the Plan and Fidelity Investments Institutional Operations Company, Inc. serves as the record keeper to maintain the individual accounts of each Plan participant. Certain Plan investments include shares of mutual funds that are managed by affiliates of Fidelity.